                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02273
                                  --------------------------------------------

         Transamerica Income Shares, Inc.
      ------------------------------------------------------------------------
         (Exact name of registrant as specified in charter

         570 Carillon Parkway, St. Petersburg, Florida 33716
      ------------------------------------------------------------------------
         (Address of principal executive office)     (Zip code)

         John K. Carter, Esq., P.O. Box 5068, Clearwater, Florida 33758-5068
      ------------------------------------------------------------------------
         (Name and address of agent for service)

Registrant's telephone number, including area code: (727) 299-1800
                                                   -----------------

Date of fiscal year end:  03/31/03
                        -----------

Date of reporting period:  04/1/03 - 09/30/03
                         -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1 (REPORT TO SHAREHOLDERS): The Semi-Annual Report is attached.

                              FORM N-CSR (2 of 3)

ITEM 2 (CODE OF ETHICS): Not applicable to this filing.

ITEM 3 (AUDIT COMMITTEE FINANCIAL EXPERT): Not applicable to this filing.

ITEM 4 (PRINCIPAL ACCOUNTANT FEES AND SERVICES): Not applicable to this filing.

ITEM 5 (RESERVED)

ITEM 6 (RESERVED)

ITEM 7 (DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES): Not applicable to this filing.

ITEM 8 (RESERVED)

ITEM 9 (CONTROLS AND PROCEDURES):

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10 (EXHIBITS):

         SUB-ITEM 10a - Not applicable to this filing.

         SUB-ITEM 10b - Included with this filing.


                       TRANSAMERICA INCOME SHARES, INC.
                   FOR THE PERIOD ENDING SEPTEMBER 30, 2003
                             FORM N-CSR SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Transamerica Income Shares, Inc.


By: /S/ Brian C. Scott
    ---------------------------------------------------------------


         Brian C. Scott
         President and Chief Executive Officer


Date: 12/01/03
     --------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /S/ Brian C. Scott
    ---------------------------------------------------------------


         Brian C. Scott
         President and Chief Executive Officer



Date: 12/01/03
     --------------------------------------------------------------



By: /S/ Kim D. Day
    ---------------------------------------------------------------


         Kim D. Day
         Vice President, Treasurer and Principal Financial Officer


Date: 12/01/03
     --------------------------------------------------------------

                        Transamerica Income Shares, Inc.

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 2003

                 (TRANSAMERICA INVESTMENT MANAGEMENT, LLC LOGO)

REPORT TO SHAREHOLDERS

In the six months ended September 30, 2003, the U.S. corporate bond market offered superior returns compared to Treasury securities as the spread between corporate and Treasury yields narrowed, fostering considerable price appreciation in the corporate sector during the spring and early summer. We believe that bond yields rose, pushing prices down, as investors sensed that faster economic growth could lead to higher interest rates down the road.

The performance of the fund was driven by three factors. Chief among them was our emphasis on three of the top-performing industries within the corporate sector: telecommunications, utilities and media. For several quarters now, we have emphasized these industries because they offer a wide choice of companies focused on paying down debt and improving their credit quality. It is our belief that the gains in these sectors may have run their course. That, combined with our constructive outlook on the economy, prompted us late in the period to initiate or add to investments in cyclical industries which we believe may gain pricing power from the economic upswing. These include companies in the paper and forest products and metals and mining sectors.

In anticipation of rising yields, we reduced the duration, or interest rate sensitivity of the portfolio and invested a modest portion of net assets in high-yield securities, which added to the fund's yield.

At this juncture, we are seeing signs of economic expansion and willingness by businesses to take risk. In light of that, we expect that interest rates may rise slightly and therefore will maintain the fund's shorter duration. We will also continue our search for corporate bonds that may benefit disproportionately from a more robust U.S. economy.

/s/ Heidi Y. Hu
Heidi Y. Hu
Portfolio Manager

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS
AT SEPTEMBER 30, 2003
(UNAUDITED)

                            PRINCIPAL
                             AMOUNT         VALUE
---------------------------------------------------------
CORPORATE DEBT SECURITIES (93.2%)
Air Transportation (0.9%)
 Delta Air Lines, Inc.
    9.75%, due
      05/15/2021           $ 2,000,000   $  1,330,000
Amusement & Recreation Services (3.0%)
 MGM MIRAGE
    6.00%, due
      10/01/2009             3,500,000      3,517,500
 Speedway Motorsports, Inc. - 144A
    6.75%, due
      06/01/2013             1,000,000      1,012,500
Automotive (2.7%)
 General Motors Corporation
    9.40%, due
      07/15/2021             3,750,000      4,125,379
Beverages (2.0%)
 Cia Brasileira de Bebidas - 144A
    8.75%, due
      09/15/2013             3,000,000      3,030,000
Business Services (2.3%)
 Clear Channel Communications, Inc.
    7.88%, due
      06/15/2005             3,200,000      3,514,016
Commercial Banks (4.0%)
 HSBC Capital Funding LP - 144A (b)
    10.18%, due
      12/31/2049             4,000,000      5,986,680
Communication (4.3%)
 Echostar DBS Corporation - 144A
    6.38%, due
      10/01/2011             4,000,000      4,000,000
 Liberty Media Corporation
    5.70%, due
      05/15/2013             2,500,000      2,496,160
Department Stores (2.2%)
 J.C. Penney Company, Inc.
    8.00%, due
      03/01/2010             3,000,000      3,292,500
Drug Stores & Proprietary Stores (2.5%)
 Medco Health Solutions, Inc.
    7.25%, due
      08/15/2013             3,500,000      3,730,559

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
AT SEPTEMBER 30, 2003
(UNAUDITED)

                            PRINCIPAL
                             AMOUNT         VALUE
---------------------------------------------------------
Electric Services (6.0%)
 AEP Texas Central Co. - 144A
    6.65%, due
      02/15/2033           $ 2,000,000   $  2,095,040
 FirstEnergy Corp.
    6.45%, due
      11/15/2011             3,500,000      3,652,250
 TXU Energy Company LLC - 144A
    7.00%, due
      03/15/2013             3,000,000      3,261,234
Environmental Services (2.1%)
 Allied Waste North America, Inc.
    7.88%, due
      01/01/2009             3,000,000      3,112,500
Food Stores (1.8%)
 Stater Bros. Holdings Inc.
    10.75%, due
      08/15/2006             2,550,000      2,671,125
Gas Production & Distribution (1.0%)
 Northwest Pipeline Corporation
    9.00%, due
      08/01/2022             1,544,000      1,574,880
Holding & Other Investment Offices (2.3%)
 EOP Operating Limited Partnership
    8.38%, due
      03/15/2006             3,000,000      3,396,861
Hotels & Other Lodging Places (2.1%)
 Park Place Entertainment Corporation (a)
    7.00%, due
      04/15/2013             3,000,000      3,101,250
Industrial Machinery & Equipment (0.9%)
 Caterpillar, Inc.
    9.38%, due
      03/15/2021             1,000,000      1,397,323

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
AT SEPTEMBER 30, 2003
(UNAUDITED)

                            PRINCIPAL
                             AMOUNT         VALUE
---------------------------------------------------------
Insurance (4.9%)
 ACE Capital Trust II
    9.70%, due
      04/01/2030           $ 4,000,000   $  5,212,344
 WellPoint Health Networks Inc.
    6.38%, due
      06/15/2006             2,000,000      2,208,552
Lumber & Wood Products (3.8%)
 Nexfor Inc.
    8.13%, due
      03/20/2008             3,000,000      3,471,780
 Weyerhaeuser Company
    7.38%, due
      03/15/2032             2,000,000      2,232,646
Motion Pictures (3.8%)
 AOL Time Warner Inc.
    9.13%, due
      01/15/2013             4,500,000      5,675,625
Oil & Gas Extraction (6.5%)
 Nexen Inc.
    7.88%, due
      03/15/2032             2,750,000      3,325,088
 Occidental Petroleum Corporation
    10.13%, due
      09/15/2009               500,000        658,016
 Pemex Finance Ltd.
    9.03%, due
      02/15/2011             4,900,000      5,929,098
Paper & Allied Products (1.4%)
 Abitibi-Consolidated Inc.
    8.85%, due
      08/01/2030             2,000,000      2,086,826
Paperboard Containers & Boxes (2.4%)
 Packaging Corporation of America - 144A
    5.75%, due
      08/01/2013             3,500,000      3,554,719
Personal Credit Institutions (3.2%)
 ERAC USA Finance Company - 144A
    8.25%, due
      05/01/2005             4,500,000      4,913,100

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
AT SEPTEMBER 30, 2003
(UNAUDITED)

                            PRINCIPAL
                             AMOUNT         VALUE
---------------------------------------------------------
Printing & Publishing (5.4%)
 Belo Corp.
    8.00%, due
      11/01/2008           $ 2,500,000   $  2,978,823
 News America Holdings
    9.25%, due
      02/01/2013             3,985,000      5,213,623
Railroads (0.8%)
 Burlington Northern Santa Fe Corporation
    9.25%, due
      10/01/2006             1,000,000      1,140,000
Real Estate (2.0%)
 Simon Property Group, L.P. - 144A
    6.75%, due
      11/15/2003             3,000,000      3,017,292
Restaurants (5.4%)
 Domino's, Inc. - 144A (a)
    8.25%, due
      07/01/2011             3,500,000      3,696,875
 YUM! Brands, Inc.
    7.70%, due
      07/01/2012             4,000,000      4,430,000
Stone, Clay & Glass Products (3.4%)
 Cemex, SA de CV
    9.63%, due
      10/01/2009             4,250,000      5,131,875
Telecommunications (10.1%)
 AT&T Broadband Corp.
    8.38%, due
      03/15/2013             3,725,000      4,577,094
 AT&T Corp. (c)
    7.00%, due
      11/15/2006             4,000,000      4,507,112
 AT&T Wireless Services, Inc.
    8.13%, due
      05/01/2012             2,500,000      2,968,310
 Sprint Capital Corporation
    7.90%, due
      03/15/2005             3,000,000      3,240,243
                                         ------------
 TOTAL CORPORATE DEBT SECURITIES
    (COST: $128,555,193)                  140,466,798
                                         ------------

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
AT SEPTEMBER 30, 2003
(UNAUDITED)

                           NUMBER OF
                            SHARES         VALUE
--------------------------------------------------------
PREFERRED STOCKS (5.4%)
Telecommunications (5.4%)
 Centaur Funding
  Corp. - 144A               6,750     $   8,153,568
                                       -------------
TOTAL PREFERRED STOCKS
  (COST: $6,844,145)                       8,153,568
                                       -------------

                           PRINCIPAL
                             AMOUNT         VALUE
-----------------------------------------------------
SECURITY LENDING COLLATERAL (1.2%)
DEBT (0.5%)
Euro Dollar Terms (0.5%)
 Bank of Montreal
    1.04%, due
  10/14/2003               $  807,050   $     807,050
INVESTMENT COMPANIES
  (0.7%)
Money Market Funds
  (0.7%)
 Merrimac Cash Series Fund - Premium Class
    1-day yield of 0.97%    1,000,000       1,000,000
                                        -------------
TOTAL SECURITY LENDING
  COLLATERAL
    (COST: $1,807,050)                      1,807,050
                                        -------------
TOTAL INVESTMENT
  SECURITIES
    (COST: $137,206,388)                $ 150,427,416
                                        =============
SUMMARY:
  INVESTMENTS, AT VALUE          99.8%  $ 150,427,416
  OTHER ASSETS IN EXCESS
    OF LIABILITIES                0.2%        299,656
  NET ASSETS                    100.0%  $ 150,727,072
                                -----   -------------
                                -----   -------------

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
AT SEPTEMBER 30, 2003
(UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS:

(a) At September 30, 2003, all or a portion of this security is on loan (see
    Note 1). The market value at September 30, 2003 of all securities on loan is $1,766,491.

(b) Floating or variable rate note. Rate is listed as of September 30, 2003.

(c) Securities are stepbonds. Coupon steps up by 25 BP for each rating downgrade by Standard and Poor's or Moody's for each notch below BBB+/A3. Coupon steps down by 25 BP for each rating upgrade.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
AT SEPTEMBER 30, 2003
(UNAUDITED)

ASSETS:
Investment securities, at value (cost
  $137,206,388) (including $1,766,491 of
  securities loaned)                         $150,427,416
Cash                                            4,806,273
Interest                                        2,289,417
Other                                               3,441
                                             ------------
                                              157,526,547
                                             ------------
LIABILITIES:
Investment securities purchased                 4,000,000
Account payables and accrued liabilities:
  Management and advisory fees                    119,362
  Income dividends declared                       821,440
Payable for securities on loan                  1,807,050
Other                                              51,623
                                             ------------
                                                6,799,475
                                             ------------
NET ASSETS applicable to 6,318,771 capital
  shares outstanding, $1.00 par value
  (authorized 20,000,000 shares)             $150,727,072
                                             ============
NET ASSET VALUE PER SHARE                    $      23.85
                                             ============
NET ASSETS CONSIST OF:
Paid-in-capital                              $142,200,593
Undistributed net investment income (loss)        371,467
Accumulated net realized gain (loss) from
  investment securities                        (5,066,016)
Net unrealized appreciation (depreciation)
  on investment securities                     13,221,028
                                             ------------
NET ASSETS                                   $150,727,072
                                             ============

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2003
(UNAUDITED)

INVESTMENT INCOME:
Interest                                       $ 4,734,127
Dividends                                          306,450
Income from loaned securities - net                  5,459
                                               -----------
                                                 5,046,036
                                               -----------
EXPENSES:
Management and advisor fees                        373,975
Transfer agent fees                                 38,982
Custody fees                                         9,150
Administration fees                                 16,408
Directors' fees                                     20,288
Professional fees                                   42,488
Other                                               31,476
                                               -----------
                                                   532,767
                                               -----------
NET INVESTMENT INCOME                            4,513,269
                                               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Realized gain (loss) from investment
  securities                                     2,497,832
Increase (decrease) in unrealized
  appreciation (depreciation) on investment
  securities                                     3,495,351
                                               -----------
NET GAIN (LOSS) ON INVESTMENTS:                  5,993,183
                                               -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                    $10,506,452
                                               ===========

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED

                               SEPTEMBER 30,
                                    2003         MARCH 31,
                                (UNAUDITED)         2003
                               --------------   ------------
INCREASE (DECREASE) IN NET
  ASSETS FROM:
OPERATIONS:
Net investment income (loss)    $  4,513,269    $ 10,233,277
Net realized gain (loss) from
  investment securities            2,497,832      (7,503,800)
Net unrealized appreciation
  (depreciation) on
  investment securities            3,495,351       7,877,937
                                ------------    ------------
                                  10,506,452      10,607,414
                                ------------    ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
From net investment income        (4,928,641)    (11,373,788)
From net realized gains                   --        (570,901)
Shares of beneficial interest
  transactions                            --              --
                                ------------    ------------
                                  (4,928,641)    (11,944,689)
                                ------------    ------------
Net increase (decrease) in
  net assets                       5,577,811      (1,337,275)
                                ------------    ------------
NET ASSETS:
Beginning of period              145,149,261     146,486,536
                                ------------    ------------
End of period                   $150,727,072    $145,149,261
                                ============    ============
UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS)
                                $    371,467    $    786,839
                                ============    ============

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each period:

                       FOR PERIOD
                          ENDED                      YEAR ENDED MARCH 31,
                         9/30/03     ----------------------------------------------------
                       (UNAUDITED)     2003       2002       2001       2000       1999
-----------------------------------------------------------------------------------------
NET ASSET VALUE
Beginning of period     $  22.97     $  23.18   $  24.18   $  23.54   $  25.01   $  25.31
OPERATIONS
Net investment income       0.71         1.62       1.73       1.88       1.93       1.89
Net realized and
 unrealized gain
 (loss)                     0.95         0.06      (0.39)      0.65      (1.48)     (0.19)
                        --------     --------   --------   --------   --------   --------
Total from investment
 operations                 1.66         1.68       1.34       2.53       0.45       1.70
                        --------     --------   --------   --------   --------   --------
DISTRIBUTIONS TO
 SHAREHOLDERS
Net investment income      (0.78)       (1.80)     (1.80)     (1.89)     (1.91)     (1.88)
Net realized gains            --        (0.09)     (0.54)        --      (0.01)     (0.12)
                        --------     --------   --------   --------   --------   --------
Total dividends/
 distributions             (0.78)       (1.89)     (2.34)     (1.89)     (1.92)     (2.00)
                        --------     --------   --------   --------   --------   --------
NET ASSET VALUE
End of period           $  23.85     $  22.97   $  23.18   $  24.18   $  23.54   $  25.01
                        ========     ========   ========   ========   ========   ========
MARKET VALUE PER
 SHARE
End of period           $ 22.410     $ 24.120   $ 25.700   $ 24.900   $ 21.563   $ 25.188
                        ========     ========   ========   ========   ========   ========

TOTAL RETURN(a)            (4.02)%       1.27%     12.86%     25.03%      (7.0)%     4.44%
RATIOS AND
 SUPPLEMENTAL DATA:
Expenses to average
 net assets                 0.71%(b)     0.73%      0.65%      0.64%      0.64%      0.63%
Net investment income       5.98%(b)     7.25%      7.19%      8.04%      8.02%      7.45%
Portfolio turnover            38%(c)       76%        54%       122%        64%        33%
Net assets, end of
 period (in
 thousands)             $150,727     $145,149   $146,487   $152,766   $148,772   $158,031
                        ========     ========   ========   ========   ========   ========

The number of shares outstanding at the end of each period was 6,318,771.

(a) Based on the market price of the Fund's shares and including the reinvestment of dividends and distributions at prices obtained by the Fund's dividend reinvestment plan.

(b) Annualized.

(c) Not annualized.

The notes to the financial statements are an integral part of this report.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
AT SEPTEMBER 30, 2003
(UNAUDITED)

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES
Transamerica Income Shares, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The Fund's investment objective is to seek as high a level of current income consistent with prudent investment, with capital appreciation as only a secondary objective.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following policies were consistently followed by the Fund, in accordance with accounting principles generally accepted in the United States of America ("GAAP").

SECURITIES VALUATIONS: Debt securities are valued by commercial pricing services or broker-dealer supplied quotations; however, those that mature in sixty days or less are valued at amortized cost, which approximates market value.

Other securities for which quotations are not readily available are valued at fair value determined in good faith, in accordance with procedures established by and, under the supervision of the Board of Directors and the Fund's Valuation Committee. Centaur Funding Corp. is valued by an independent broker quote as per procedures approved by the board of directors.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AT SEPTEMBER 30, 2003
(UNAUDITED)

CASH: The Fund may leave cash overnight in its cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Fund to invest the excess cash into a savings account, which at September 30, 2003, was paying an interest rate 0.75%.

SECURITIES LENDING: The Fund may lend securities to enhance fund earnings from investing cash collateral received in making such loans to qualified borrowers (typically broker/dealers). The Fund has engaged its custodian bank, Investors Bank & Trust Company ("IBT"), as lending agent to administer its securities lending program. IBT earns a portion of program net income for its services. When the Fund makes a security loan, it receives cash collateral as protection against risk the borrower will default on the loan, and records an asset for the cash invested collateral and a liability for the return of the collateral.

Securities on loan are included in investment securities at value on the Statement of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required at all times to be secured by collateral at least equal to 102% of the value of the securities at the inception of the loan, and not less then 100% thereafter. The Fund may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. IBT marks to

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AT SEPTEMBER 30, 2003
(UNAUDITED)

market securities loaned and the collateral each business day. If additional collateral is due (at least $1,000), IBT collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, IBT may experience delays in, or may be prevented from, recovering the collateral on behalf of the Fund. The Fund may recall a loaned security position at any time from the borrower through IBT. In the event the borrower fails to timely return a recalled security, IBT indemnifies the Fund by purchasing replacement securities for the Fund at its own expense and claiming the collateral to fund such a purchase. IBT absorbs the loss if the collateral value is not sufficient to cover the cost of the replacement securities. If replacement securities are not available, IBT will credit the equivalent cash value to the Fund.

Income from securities lending is included in the Statement of Operations. The amount of collateral and value of securities on loan are included in the Statement of Assets and Liabilities as well as in the Schedule of Investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income, including accretion of discounts and amortization of premiums, is recorded on the accrual basis commencing on the settlement date.

DIVIDEND DISTRIBUTIONS: Dividend distributions are declared monthly. Capital gains distributions are declared annually. Distributions are generally paid in the month following the ex-date, on or about the fifteenth calendar day. See "Automatic Reinvestment Plan" on page 17 for

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AT SEPTEMBER 30, 2003
(UNAUDITED)

opportunity to reinvest distributions in shares of the Fund's common stock.

NOTE 2.  FEES AND RELATED PARTY TRANSACTIONS
AEGON/Transamerica Fund Advisers, Inc. ("AFTA") is the Fund's investment adviser. AEGON/Transamerica Fund Services, Inc. ("ATFS") is the Fund's administrator. Mellon Investor Services is the Fund's transfer agent. ATFA is a directly owned subsidiary of Western Reserve Life Assurance Co. of Ohio (78%) ("WRL") and AUSA Holding Company (22%) ("AUSA"). ATFS is a wholly owned subsidiary of WRL. AUSA and WRL are wholly owned indirect subsidiaries of AEGON NV, a Netherlands corporation. Transamerica Investment Management, LLC ("Transamerica") serves as sub-adviser to the Fund. Transamerica is an indirect wholly owned subsidiary of AEGON NV.

For its services to the Fund, ATFA receives a fee of 0.50% of the average daily net assets of the Fund. This fee is paid to ATFA monthly. ATFA has agreed to reimburse the Fund if the Fund's total operating expenses (exclusive of brokerage commissions, interest and taxes) exceed 1.50% of the average daily net assets of the Fund up to $30 million and 1.00% of the average net assets of the Fund in excess of $30 million. No such reimbursements were necessary during the period ended September 30, 2003.

As of September 30, 2003, an affiliate of Transamerica Corporation held 7.6% of the outstanding shares of the Company.

Officers and certain directors of ATFA or its affiliates are also officers and directors of the Fund; however, they receive no compensation from the Fund.

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AT SEPTEMBER 30, 2003
(UNAUDITED)

NOTE 3.  SECURITY TRANSACTIONS
The aggregate cost of securities purchased and the proceeds from securities sold (excluding short-term investments) were $56,285,493 and $56,889,940, respectively, for the period ended September 30, 2003.

NOTE 4.  FEDERAL INCOME TAX MATTERS
The Fund has not made any provision for federal income or excise taxes due to its policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for items including, but not limited to, bond premium amortization and capital loss carryforwards.

The aggregate cost of investments and composition of unrealized appreciation (depreciation) for federal income tax purposes as of September 30, 2003, are as follows:

Federal Tax Cost Basis......................  $137,619,110
                                              ============
Unrealized Appreciation.....................    13,512,375
Unrealized (Depreciation)...................      (704,069)
                                              ------------
Net Unrealized Appreciation
  (Depreciation)............................  $ 12,808,306
                                              ============

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

      CAPITAL LOSS
      CARRYFORWARD                  AVAILABLE THROUGH
------------------------         ------------------------
       $7,563,848                     March 31, 2011

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AT SEPTEMBER 30, 2003
(UNAUDITED)

AUTOMATIC REINVESTMENT PLAN

Holders of 50 shares or more of the Fund's common stock are offered the opportunity to reinvest dividends and other distributions in shares of the common stock of the Fund through participation in the Automatic Reinvestment Plan. Under the Plan, Mellon Investor services, as Transfer Agent (the "Transfer Agent"), automatically invests dividends and other distributions in shares of the Fund's common stock by making purchases in the open market. Plan participants may also deposit cash in amounts between $25 and $2,500 with the Transfer Agent for the purchase of additional shares. Dividends, distributions and cash deposits are invested in, and each participant's account credited with, full and fractional shares.

The price at which the Transfer Agent is deemed to have acquired shares for a participant's account is the average price (including brokerage commissions and any other costs of purchase) of all shares purchased by it for all participants in the Plan.

Your dividends and distributions, even though automatically reinvested, continue to be taxable as though received in cash.

Another feature of the Plan is the "Optional Cash Only" feature. You can make additional investments only, without reinvesting your monthly dividend. If you own 50 shares or more, registered in your name and currently in your Plan account, and desire to periodically send additional contributions between $25 and $2,500 for investment, you may do so. The shares you own and the new shares acquired through this feature will not participate in automatic reinvestment of dividends and distributions. Rather, the shares you acquire if you participate in

TRANSAMERICA INCOME SHARES, INC.

---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AT SEPTEMBER 30, 2003
(UNAUDITED)

the "Optional Cash Only" feature of the Plan will be held for safekeeping in your Plan account. Each investment will be made on or near the next dividend payment date. All other procedures for the purchase and sale of shares described above will apply.

The Transfer Agent charges a service fee of $1.75 for each investment, including both dividend reinvestment and optional cash investment.

Shareholders interested in obtaining a copy of the Plan should contact the Transfer Agent:

Mellon Investor Services
Shareholder Investment Services
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ 07660
(800) 288-9541

                        TRANSAMERICA INCOME SHARES, INC.

                    RESULTS OF SHAREHOLDER PROXY (UNAUDITED)

Section 270.30d-1 under the Investment Company Act of 1940, as amended, titled "Reports to Stockholders of Management Companies," requires regulated investment companies to report on all subject matters put to the vote of shareholders and provide final results. Accordingly, the Board of Directors of the Fund solicited a vote by the shareholders for the following items.

At a special meeting of shareholders held on JULY 3, 2003, the results of Proposal 1 to re-elect the current Directors to the Board of Directors were as follows:

                                                 ABSTENTIONS/
                                                    BROKER
                               FOR     AGAINST    NON-VOTES
-------------------------------------------------------------
Peter R. Brown..............  98.406%   1.594%      0.000%
Daniel Calabria.............  98.586%   1.414%      0.000%
Janice B. Case..............  98.693%   1.307%      0.000%
Charles C. Harris...........  98.389%   1.611%      0.000%
Leo J. Hill.................  98.674%   1.326%      0.000%
John R. Kenney..............  98.674%   1.326%      0.000%
Russell A. Kimball, Jr......  98.637%   1.363%      0.000%
Larry N. Norman.............  98.682%   1.318%      0.000%
William W. Short, Jr........  98.648%   1.352%      0.000%

---------------------------------------------------------

INVESTMENT ADVISER
AEGON/Transamerica Fund Advisers, Inc.
570 Carillon Parkway
St. Petersburg, FL 33716-1202

SUB-ADVISER
Transamerica Investment Management, LLC
1150 S. Olive Street, 27th Floor
Los Angeles, CA 90015

TRANSFER AGENT
Mellon Investor Services
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ 07660
1-800-288-9541

For hearing and speech impaired (TDD)
1-800-231-5469

www.mellon-investor.com

CUSTODIAN
Investors Bank & Trust Company

LISTED
New York Stock Exchange
Symbol: TAI
NASDAQ SYMBOL: XTAIX
---------------------------------------------------------

Transamerica Income Shares, Inc. is a closed-end investment company which invests primarily in debt securities. Its objective is to provide a high level of current income.

                                 EXHIBIT INDEX

Exhibit No.       Description of Exhibit
-----------       ----------------------
10(b)(1)          Section 302 N-CSR Certification of Principal Executive Officer
10(b)(2)          Section 302 N-CSR Certification of Principal Financial Officer
10(b)(3)          Section 906 N-CSR Certification of Principal Executive Officer
10(b)(4)          Section 906 N-CSR Certification of Principal Financial Officer
10(b)(5)          Section 906 N-CSR Certification of Principal General Counsel